GUARANTOR SUBSIDIARIES - Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Predecessor [Member]	Mar. 30, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member] Parent Company (Guarantor)	Mar. 30, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Predecessor [Member] Subsidiary Issuer	Mar. 30, 2012 Predecessor [Member] Subsidiary Issuer	Dec. 30, 2011 Predecessor [Member] Subsidiary Issuer	Dec. 28, 2012 Predecessor [Member] Guarantor Subsidiaries	Mar. 30, 2012 Predecessor [Member] Guarantor Subsidiaries	Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Predecessor [Member] Consolidating Adjustments	Mar. 30, 2012 Predecessor [Member] Consolidating Adjustments	Dec. 30, 2011 Predecessor [Member] Consolidating Adjustments	Mar. 29, 2013 Successor [Member]	Dec. 28, 2012 Successor [Member]	Mar. 29, 2013 Successor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Successor [Member] Parent Company (Guarantor)	Mar. 29, 2013 Successor [Member] Subsidiary Issuer	Dec. 28, 2012 Successor [Member] Subsidiary Issuer	Mar. 29, 2013 Successor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Successor [Member] Guarantor Subsidiaries	Mar. 29, 2013 Successor [Member] Consolidating Adjustments	Dec. 28, 2012 Successor [Member] Consolidating Adjustments
Current Assets:
Cash and cash equivalents	$ 17,505	$ 84,397	$ 97,099	$ 1,455	$ 0	$ 0	$ 13,803	$ 84,365	$ 97,061	$ 2,247	$ 32	$ 38	$ 0	$ 0	$ 0	$ 9,994	$ 17,505	$ 1,034	$ 1,455	$ 8,006	$ 13,803	$ 954	$ 2,247	$ 0	$ 0
Accounts receivable - trade, net	157,537			0			134,269			23,268			0			163,180	157,537	0		137,490		25,690		0
Inventories	250,583			0			225,829			24,754			0			259,253	250,583	0		235,284		23,969		0
Intercompany receivable	0			18,384			4,878			0			(23,262)			0		18,344		0		4,859		(23,203)
Other current assets	66,934			38,104			24,297			4,703			(170)			64,595		41,557		43,931		3,830		(24,723)
Total current assets	492,559			57,943			403,076			54,972			(23,432)			497,022	492,559	60,935		424,711		59,302		(47,926)
Property and equipment, net	61,747			0			56,926			4,821			0			60,792	61,747	0		56,270		4,522		0
Goodwill	500,253			0			346,025			16,939			137,289			500,253	500,253	0		346,025		16,939		137,289
Other intangible assets, net	476,888			16,070			135,038			32,600			293,180			469,047	476,888	15,627		132,784		32,496		288,140
Investment in subsidiaries	0			803,267			99,321			0			(902,588)			0		790,531		101,389		0		(891,920)
Other assets	9,586			0			2,174			7,412			0			9,929	9,586	0		2,248		7,681		0
Total assets	1,541,033			877,280			1,042,560			116,744			(495,551)			1,537,043	1,541,033	867,093		1,063,427		120,940		(514,417)
Current Liabilities:
Accounts payable	113,603			0			106,051			7,552			0			117,434	113,603	0		104,479		12,955		0
Accrued expenses and other current liabilities	67,608			33,999			32,408			4,852			(3,651)			57,300		27,002		51,826		6,455		(27,983)
Intercompany payable	0			0			18,384			4,878			(23,262)			0		0		23,203		0		(23,203)
Current portion of capital leases	521			0			521			0			0			430	521	0		430		0		0
Total current liabilities	181,732			33,999			157,364			17,282			(26,913)			175,164	181,732	27,002		179,938		19,410		(51,186)
Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	814,220			365,000			427,726			0			21,494			820,887		365,000		435,161		0		20,726
Other liabilities	187,611			120,811			69,011			141			(2,352)			183,172		117,271		68,112		141		(2,352)
Total liabilities	1,183,563			519,810			654,101			17,423			(7,771)			1,179,223	1,183,563	509,273		683,211		19,551		(32,812)
Stockholders' equity	357,470			357,470			388,459			99,321			(487,780)			357,820	357,470	357,820		380,216		101,389		(481,605)
Total liabilities and stockholders' equity	$ 1,541,033			$ 877,280			$ 1,042,560			$ 116,744			$ (495,551)			$ 1,537,043	$ 1,541,033	$ 867,093		$ 1,063,427		$ 120,940		$ (514,417)